UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31, 2003

Date of reporting period:  JUNE 30, 2003



ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUND, INC., NASDAQ-100 INDEX FUND - SEMIANNUAL REPORT FOR PERIOD ENDING JUNE 30, 2003



[LOGO OF USAA]
   USAA(R)

                       USAA NASDAQ-100
                              INDEX Fund

                              [GRAPHIC OF USAA NASDAQ-100 INDEX FUND]

             S e m i a n n u a l   R e p o r t

--------------------------------------------------------------------------------
    JUNE 30, 2003

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                   5

FINANCIAL INFORMATION

   Portfolio of Investments                                                 10

   Notes to Portfolio of Investments                                        14

   Financial Statements                                                     15

   Notes to Financial Statements                                            18

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                         "

                                              INSTEAD OF GOING TO THE

[PHOTO OF CHRISTOPHER W. CLAUS]            MARKETS AND TAKING ON MORE RISK,

                                        YOU SOMETIMES HAVE TO LET THE MARKETS

                                             COME TO YOU AND YOUR PLAN.

                                                         "
--------------------------------------------------------------------------------

                 The first half of 2003 was noteworthy for its drama. We witnessed the prelude to the war in Iraq and then the war itself. Equity investors, who had been anxious about the duration of the conflict, reacted with enthusiasm when the war appeared to be ending quickly. Stock prices generally rose and, except for some short-lived declines, continued to rise. By the end of June, it appeared that investor optimism, combined with the twin stimuli of fiscal and monetary policy, might have set the stage for the long-awaited economic recovery.

                 But when will the curtain actually rise? Certainly, we have been waiting longer than we would have liked or expected. And although productivity has improved and we have substantial manufacturing capacity (a result of the expansion of the 1990s), we believe two things must happen before we see a major upturn in the economy.

                 First, the unemployment rate must come down. Unfortunately, the current rebound has been "jobless." New jobs must be created if we are to see a sustained recovery. Second, corporations must begin to invest in their infrastructures, and currently those infrastructures are sufficient to meet demand. Since neither situation is likely to change overnight, we expect the rate of economic growth to be moderate, albeit steady, for the next quarter or two.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 That said, it is important for investors to exercise patience and practice prudence. An asset allocation strategy can help give you the discipline to stick to your investment plan. Your plan can also help you manage risk, which is especially important in these uncertain times. Because money market interest rates are low, some investors have been tempted to "chase yields" and have moved into the high-yield bond market. However, if you invest in a sector while it is outperforming, you assume a significant amount of risk because you have no assurance that the sector will offer similar returns in the future.

                 Instead of going to the markets and taking on more risk, you sometimes have to let the markets come to you and your plan. At USAA, we are committed to helping you with your investment objectives by providing you with our best advice and a market-tested portfolio management team. We also offer exceptional service and a variety of pure no-load mutual funds. And because there are no excessive fees, sales loads, or contractual plans, and the expense ratios are competitive, more of your money is working for you. On behalf of all of us here at USAA Investment Management Company, I would like to thank you for your business.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA NASDAQ-100 INDEX FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Seeks to match, before fees and expenses, the performance of the stocks composing the Nasdaq-100 Index.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 At least 80% of the Fund's assets, including any borrowings for investment purposes, will be invested in the stocks of companies composing the Nasdaq-100 Index.

--------------------------------------------------------------------------------
                                           6/30/03                  12/31/02
--------------------------------------------------------------------------------
Net Assets                              $78.1 Million             $52.9 Million
Net Asset Value Per Share                   $3.80                     $3.13


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/03
--------------------------------------------------------------------------------
12/31/02 TO 6/30/03*               1 YEAR            SINCE INCEPTION ON 10/27/00
      21.41%                       13.43%                      -30.32%


* TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS RETURN IS CUMULATIVE.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
                        CUMULATIVE PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

      [CHART OF CUMULATIVE PERFORMANCE COMPARISON]


                      NASDAQ-100          USAA NASDAQ-100
                        INDEX               INDEX FUND
                      ----------          ---------------
10/30/2000           $10,000.00             $10,000.00
10/31/2000            10,653.00              10,620.00
11/30/2000             8,135.70               8,160.00
12/31/2000             7,600.37               7,580.00
  01/31/01             8,416.00               8,390.00
  02/28/01             6,194.18               6,160.00
  03/31/01             5,106.60               5,080.00
  04/30/01             6,021.62               5,980.00
  05/31/01             5,842.25               5,800.00
  06/30/01             5,942.74               5,890.00
  07/31/01             5,464.94               5,410.00
  08/31/01             4,770.35               4,720.00
  09/30/01             3,792.43               3,750.00
  10/31/01             4,429.94               4,380.00
  11/30/01             5,180.81               5,110.00
  12/31/01             5,119.16               5,042.24
  01/31/02             5,032.13               4,962.21
  02/28/02             4,412.17               4,351.94
  03/31/02             4,716.17               4,642.06
  04/30/02             4,145.52               4,081.82
  05/31/02             3,922.49               3,851.71
  06/30/02             3,412.96               3,351.49
  07/31/02             3,123.20               3,071.37
  08/31/02             3,059.17               3,001.34
  09/30/02             2,702.47               2,651.18
  10/31/02             3,212.16               3,151.40
  11/30/02             3,622.99               3,551.58
  12/31/02             3,195.48               3,131.39
  01/31/03             3,199.73               3,121.39
  02/28/03             3,286.60               3,211.43
  03/31/03             3,315.64               3,231.44
  04/30/03             3,600.12               3,511.56
  05/31/03             3,899.01               3,801.69
  06/30/03             3,911.38               3,801.69


                      [END CHART]

                       DATA FROM 10/30/00* THROUGH 6/30/03.

                 The graph illustrates how a $10,000 hypothetical investment in the USAA Nasdaq-100 Index Fund closely tracks the Nasdaq-100 Index, a modified capitalization-weighted index composed of 100 of the largest nonfinancial domestic and international companies listed on The Nasdaq Stock Market based on market capitalization.

                 'NASDAQ-100(R)', 'NASDAQ-100 INDEX(R)', AND 'NASDAQ(R)' ARE TRADEMARKS OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE USAA NASDAQ-100 INDEX FUND. THE FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY THE NASDAQ STOCK MARKET, INC., AND THE NASDAQ STOCK MARKET, INC. MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND. INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THE FUND ATTEMPTS TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

                 * DATE THE FUND INITIALLY INVESTED IN SECURITIES REPRESENTED
                   BY THE INDEX.

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

PERFORMANCE

                 The USAA Nasdaq-100 Index Fund seeks investment performance that correlates, before fees and expenses, to the performance of the Nasdaq-100 Index (the Index). For the six-month period ended June 30, 2003, the Index returned 22.21%, and the Fund returned 21.41%.

MARKET CONDITIONS

                 After getting off to a slow start, equity markets posted gains for the six-month reporting period. Early in the year, markets slumped as investors struggled to interpret mixed economic signals and the looming threat of war in Iraq. A corresponding spike in oil prices and threat of further terrorism contributed to the decline. As the war ended in victory, markets responded, rallying through the remainder of the reporting period. Despite the strength of equity markets, however, the underlying economic outlook did not change dramatically throughout the period. Unemployment levels climbed to a nine-year high, and jobless claims remained elevated. In late June 2003, the Federal Reserve Board dropped short-term rates another 0.25% to 1.00% in an effort to stimulate the sluggish economy.

                 Within the Index, nearly all sectors delivered positive returns. In general, the sectors that had struggled the most in the recent past were the ones that enjoyed the largest gains during the six-month reporting period. Telecommunications services (2.48% of the Index as of June 30, 2003) returned 56.45%; consumer discretionary (15.89% of the Index as of June 30, 2003) returned 32.52%; and health care (15.93% of the Index as of June 30, 2003) returned 27.14%. Information technology (58.70% of the

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 Index as of June 30, 2003) returned 18.86%. The sole negative performance came from materials (0.73% of the Index as of June 30, 2003), which produced a return of -2.45%.

                 Among the Index's 10 largest holdings, performance was generally positive. Leading the group was Nextel Communications, Inc. "A" (2.48% of the Index as of June 30,
                 2003), which returned 56.45%. eBay, Inc. (2.64% of the Index as of June 30, 2003) returned 53.35%. Amgen, Inc. (4.25% of the Index as of June 30, 2003) and Intel Corp. (5.11% of the Index as of June 30, 2003) returned 36.41% and 33.97%, respectively. The only two negative performers within the 10 largest holdings were QUALCOMM, Inc. (3.67% of the Index as of June 30, 2003), which produced a return of -0.94%, and Microsoft Corp., the largest holding at 10.16% of the Index, which produced a return of -0.49%.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

----------------------------------------------------
                TOP 10 EQUITY HOLDINGS
                  (% of Net Assets)
----------------------------------------------------

Microsoft Corp.                                9.8%

Intel Corp.                                    4.9%

Cisco Systems, Inc.                            4.3%

Amgen, Inc.                                    4.1%

QUALCOMM, Inc.                                 3.5%

Dell Computer Corp.                            3.1%

Comcast Corp. "A"                              3.0%

Oracle Corp.                                   2.7%

eBay, Inc.                                     2.6%

Nextel Communications, Inc. "A"                2.4%

----------------------------------------------------

----------------------------------------------------
                  TOP 10 INDUSTRIES*
                  (% of Net Assets)
----------------------------------------------------

Systems Software                              15.8%

Semiconductors                                12.0%

Biotechnology                                 11.3%

Communications Equipment                      10.0%

Computer Hardware                              4.8%

Application Software                           4.4%

Broadcasting & Cable TV                        3.9%

Internet Retail                                3.5%

Semiconductor Equipment                        3.1%

Wireless Telecommunication Services            2.8%

----------------------------------------------------

* Excludes money market instruments and repurchase agreements.

 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 10-13.

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA NASDAQ-100 INDEX FUND

JUNE 30, 2003 (UNAUDITED)

                                                                         MARKET
   NUMBER                                                                 VALUE
OF SHARES    SECURITY                                                     (000)
-------------------------------------------------------------------------------
             COMMON STOCKS (96.7%)

   81,603    ADC Telecommunications, Inc.*                              $   190
   18,439    Adobe Systems, Inc.                                            591
   43,628    Altera Corp.*                                                  715
   21,100    Amazon.com, Inc.*                                              770
   16,004    American Power Conversion Corp.*                               250
   48,722    Amgen, Inc.*                                                 3,237
   14,349    Apollo Group, Inc. "A"*                                        886
   41,288    Apple Computer, Inc.*                                          789
   69,500    Applied Materials, Inc.*                                     1,102
   30,241    BEA Systems, Inc.*                                             328
   32,200    Bed Bath & Beyond, Inc.*                                     1,250
   14,767    Biogen, Inc.*                                                  561
   28,130    Biomet, Inc.                                                   806
   15,455    Broadcom Corp. "A"*                                            385
   20,977    Brocade Communications Systems, Inc.*                          124
    6,737    C. H. Robinson Worldwide, Inc.                                 240
    7,073    CDW Corp.*                                                     324
    4,121    Cephalon, Inc.*                                                170
   19,724    Check Point Software Technologies Ltd.*                        386
   21,115    Chiron Corp.*                                                  923
   41,947    CIENA Corp.*                                                   218
   16,580    Cintas Corp.                                                   588
  203,266    Cisco Systems, Inc.* (a)                                     3,393
   15,952    Citrix Systems, Inc.*                                          325
   76,909    Comcast Corp. "A"*                                           2,321
   18,794    Compuware Corp.*                                               108
   15,869    Comverse Technology, Inc.*                                     239
   19,485    Costco Wholesale Corp.*                                        713
   76,597    Dell Computer Corp.*                                         2,448
    6,138    DENTSPLY International, Inc.                                   251
    8,898    Dollar Tree Stores, Inc.*                                      282
   19,184    eBay, Inc.*                                                  1,999
   20,398    EchoStar Communications Corp. "A"*                             706
   11,886    Electronic Arts, Inc.*                                         879
    8,335    Expeditors International of Washington, Inc.                   289
    5,638    Express Scripts, Inc. "A"*                                     385
    5,857    Fastenal Co.                                                   199
    8,052    First Health Group Corp.*                                      222
   19,619    Fiserv, Inc.*                                                  699
   45,821    Flextronics International Ltd.*                                476

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NASDAQ-100 INDEX FUND

JUNE 30, 2003 (UNAUDITED)

                                                                         MARKET
   NUMBER                                                                 VALUE
OF SHARES    SECURITY                                                     (000)
-------------------------------------------------------------------------------
    6,390    Gentex Corp.*                                              $   196
   21,941    Genzyme Corp.*                                                 917
   15,952    Gilead Sciences, Inc.*                                         887
    3,338    Henry Schein, Inc.*                                            175
   10,342    Human Genome Sciences, Inc.*                                   132
    4,919    ICOS Corp.*                                                    181
   13,681    IDEC Pharmaceuticals Corp.*                                    465
  185,467    Intel Corp.                                                  3,855
   42,312    InterActiveCorp*                                             1,674
   20,936    Intuit, Inc.*                                                  932
    3,788    Invitrogen Corp.*                                              145
  129,803    JDS Uniphase Corp.*                                            456
   20,187    Juniper Networks, Inc.*                                        250
   18,675    KLA-Tencor Corp.*                                              868
    6,684    Lamar Advertising Co.*                                         235
    8,161    Lincare Holdings, Inc.*                                        257
   33,881    Linear Technology Corp.                                      1,091
    9,536    LM Ericsson Telephone Co. ADR "B"*                             101
   36,892    Maxim Integrated Products, Inc.                              1,261
   21,840    MedImmune, Inc.*                                               794
    7,384    Mercury Interactive Corp.*                                     285
   13,709    Microchip Technology, Inc.                                     338
  299,491    Microsoft Corp. (a)                                          7,670
   26,454    Millennium Pharmaceuticals, Inc.*                              416
    7,942    Molex, Inc.                                                    214
    9,724    Monster Worldwide, Inc.*                                       192
   28,711    Network Appliance, Inc.*                                       465
  103,538    Nextel Communications, Inc. "A"*                             1,872
   12,368    Novellus Systems, Inc.*                                        453
   14,010    NVIDIA Corp.*                                                  322
  177,233    Oracle Corp.*                                                2,130
   10,564    PACCAR, Inc.                                                   714
   16,389    PanAmSat Corp.*                                                302
    5,289    Patterson Dental Co.*                                          240
    6,738    Patterson-UTI Energy, Inc.*                                    218
   28,917    Paychex, Inc.                                                  848
   36,299    PeopleSoft, Inc.*                                              639
   11,373    PETsMART, Inc.*                                                190
    4,352    Pixar, Inc.*                                                   265
    7,757    QLogic Corp.*                                                  375
   77,140    QUALCOMM, Inc.                                               2,758

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NASDAQ-100 INDEX FUND

JUNE 30, 2003 (UNAUDITED)

                                                                         MARKET
   NUMBER                                                                 VALUE
OF SHARES    SECURITY                                                     (000)
-------------------------------------------------------------------------------
   16,753    RF Micro Devices, Inc.*                                    $   101
    6,136    Ross Stores, Inc.                                              262
    4,941    Ryanair Holdings plc ADR*                                      222
   44,158    Sanmina-SCI Corp.*                                             279
   46,541    Siebel Systems, Inc.*                                          444
    5,503    Sigma-Aldrich Corp.                                            298
   19,515    Smurfit-Stone Container Corp.*                                 254
   26,463    Staples, Inc.*                                                 486
   44,039    Starbucks Corp.*                                             1,080
  114,008    Sun Microsystems, Inc.*                                        524
   12,534    Symantec Corp.*                                                550
    5,523    Synopsys, Inc.*                                                342
   18,945    Tellabs, Inc.*                                                 124
   15,694    Teva Pharmaceutical Industries Ltd. ADR                        893
   18,197    VeriSign, Inc.*                                                252
   34,444    VERITAS Software Corp.*                                        988
    4,741    Whole Foods Market, Inc.*                                      225
   36,247    Xilinx, Inc.*                                                  917
   23,477    Yahoo! Inc.*                                                   769
                                                                        -------
             Total common stocks (cost: $91,814)                         75,555
                                                                        -------

PRINCIPAL
   AMOUNT
    (000)
---------
             MONEY MARKET INSTRUMENT (0.4%)

$     300    U.S. Treasury Bills, 0.90%, 9/25/2003 (cost: $299)             299
                                                                        -------

             REPURCHASE AGREEMENT (2.9%)

    2,303    State Street Bank & Trust Co., 0.50%, acquired on
               6/30/2003 and due 7/01/2003 at $2,303 (collateralized
               by a $1,870 U.S. Treasury Bond, 6.38%, due 8/15/2027;
               market value $2,372) (b)
               (cost: $2,303)                                             2,303
                                                                        -------

             TOTAL INVESTMENTS (COST: $94,416)                          $78,157
                                                                        =======

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NASDAQ-100 INDEX FUND

JUNE 30, 2003 (UNAUDITED)

                                                                  % OF
PORTFOLIO SUMMARY BY CONCENTRATION                          NET ASSETS
----------------------------------------------------------------------
         Systems Software                                        15.8%
         Semiconductors                                          12.0
         Biotechnology                                           11.3
         Communications Equipment                                10.0
         Computer Hardware                                        4.8
         Application Software                                     4.4
         Broadcasting & Cable TV                                  3.9
         Internet Retail                                          3.5
         U.S. Government*                                         3.3
         Semiconductor Equipment                                  3.1
         Wireless Telecommunication Services                      2.8
         Specialty Stores                                         2.5
         Catalog Retail                                           2.1
         Data Processing & Outsourced Services                    2.0
         Diversified Commercial Services                          1.9
         Health Care Equipment                                    1.4
         Restaurants                                              1.4
         Internet Software & Services                             1.3
         Home Entertainment Software                              1.1
         Pharmaceuticals                                          1.1
         Other                                                   10.3
                                                                -----
         Total                                                  100.0%
                                                                =====

         * U.S. GOVERNMENT INCLUDES REPURCHASE AGREEMENTS.

14

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA NASDAQ-100 INDEX FUND

JUNE 30, 2003 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets and in, total, may not equal 100%.

         ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Portion of security is segregated as collateral for futures contracts.

         (b) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is at least 102% of the resale price of the repurchase agreement.

         * Non-income-producing security for the 12 months preceding June 30, 2003.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA NASDAQ-100 INDEX FUND

JUNE 30, 2003 (UNAUDITED)

ASSETS

   Investments in securities, at market value (identified cost of $94,416)             $ 78,157
   Cash                                                                                      71
   Receivables:
      Capital shares sold                                                                    87
      USAA Investment Management Company                                                     88
      Dividends and interest                                                                  2
      Variation margin                                                                        1
                                                                                       --------
         Total assets                                                                    78,406
                                                                                       --------

LIABILITIES

   Capital shares redeemed                                                                  161
   USAA Investment Management Company                                                        35
   USAA Transfer Agency Company                                                              21
   Accounts payable and accrued expenses                                                     41
                                                                                       --------
         Total liabilities                                                                  258
                                                                                       --------
            Net assets applicable to capital shares outstanding                        $ 78,148
                                                                                       ========

NET ASSETS CONSIST OF:

   Paid-in capital                                                                     $113,202
   Accumulated undistributed net investment loss                                           (217)
   Accumulated net realized loss on investments and futures transactions                (18,506)
   Net unrealized depreciation on investments and futures contracts                     (16,331)
                                                                                       --------
            Net assets applicable to capital shares outstanding                        $ 78,148
                                                                                       ========
   Capital shares outstanding                                                            20,544
                                                                                       ========
   Authorized shares of $.01 par value                                                  100,000
                                                                                       ========
   Net asset value, redemption price, and offering price per share                     $   3.80
                                                                                       ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

16

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA NASDAQ-100 INDEX FUND

SIX-MONTH PERIOD ENDED JUNE 30, 2003 (UNAUDITED)

NET INVESTMENT LOSS

   Income:
      Dividends                                                            $    60
      Interest                                                                   8
                                                                           -------
         Total income                                                           68
                                                                           -------
   Expenses:
      Advisory fees                                                             63
      Administrative fees                                                      110
      Transfer agent's fees                                                    127
      Custodian's fees                                                          28
      Postage                                                                   10
      Shareholder reporting fees                                                16
      Directors' fees                                                            2
      Registration fees                                                         12
      Professional fees                                                         17
      Other                                                                     15
                                                                           -------
         Total expenses                                                        400
      Expenses reimbursed                                                     (115)
                                                                           -------
         Net expenses                                                          285
                                                                           -------
            Net investment loss                                               (217)
                                                                           -------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES CONTRACTS

   Net realized gain from investment transactions                               69
   Net realized gain from futures transactions                                 471
   Change in net unrealized appreciation/depreciation of
     investments and futures contracts                                      12,300
                                                                           -------
            Net realized and unrealized gain on investments
              and futures contracts                                         12,840
                                                                           -------
Increase in net assets resulting from operations                           $12,623
                                                                           =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA NASDAQ-100 INDEX FUND

SIX-MONTH PERIOD ENDED JUNE 30, 2003 (UNAUDITED)
AND YEAR ENDED DECEMBER 31, 2002

                                                                   6/30/2003        12/31/2002
                                                                   ---------------------------
FROM OPERATIONS

   Net investment loss                                              $   (217)         $   (355)
   Net realized gain (loss) on investments
      and futures transactions                                           540           (12,136)
   Change in net unrealized appreciation/depreciation
      of investments and futures contracts                            12,300           (13,954)
                                                                    --------------------------
   Increase (decrease) in net assets resulting
      from operations                                                 12,623           (26,445)
                                                                    --------------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                          25,408            45,888
   Cost of shares redeemed                                           (12,761)          (25,490)
                                                                    --------------------------
      Increase in net assets from
         capital share transactions                                   12,647            20,398
                                                                    --------------------------
   Net increase (decrease) in net assets                              25,270            (6,047)

NET ASSETS

   Beginning of period                                                52,878            58,925
                                                                    --------------------------
   End of period                                                    $ 78,148          $ 52,878
                                                                    ==========================

Accumulated undistributed net investment loss:
   End of period                                                    $   (217)         $      -
                                                                    ==========================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                                         7,310            12,281
   Shares redeemed                                                    (3,672)           (7,050)
                                                                    --------------------------
      Increase in shares outstanding                                   3,638             5,231
                                                                    ==========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA NASDAQ-100 INDEX FUND

JUNE 30, 2003 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 18 separate funds. The information presented in this semiannual report pertains only to the USAA Nasdaq-100 Index Fund (the Fund). The Fund's investment objective is to match, before fees and expenses, the performance of the stocks composing the Nasdaq-100 Index. The Nasdaq-100 Index represents 100 of the largest nonfinancial stocks traded on The Nasdaq Stock Market. USAA Investment Management Company (the Manager), an affiliate of the Fund, has retained Barclays Global Fund Advisors (Barclays) to serve as subadviser for the Fund. Barclays is responsible for investing the Fund's assets. Under normal market conditions, Barclays attempts to achieve the Fund's objective by investing at least 80% of the Fund's assets, including borrowings for investment purposes, in the stocks of companies composing the Nasdaq-100 Index.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

                 1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange, are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

                 2. Over-the-counter securities are generally priced using the
                    Nasdaq Official Closing Price (NOCP) or, if not available, the average of the bid and asked prices.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND

JUNE 30, 2003 (UNAUDITED)

                 3. Debt and government securities are valued each business day by a pricing service (the Service) approved by the Fund's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                 4. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

                 5. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, in consultation with the investment subadviser for the Fund, under valuation procedures approved by the Company's Board of Directors.

              B. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying the Fund's index. Upon entering into a contract, the Fund is required to make an initial margin deposit of either cash or securities in an amount equal to a certain percentage of the contract. Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a

20

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND

JUNE 30, 2003 (UNAUDITED)

                 realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities.

              C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income provision is required.

              D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

              E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                 1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

                 2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

                 Net realized and unrealized foreign currency gains/losses

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND

JUNE 30, 2003 (UNAUDITED)

                 occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

                 Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the Fund's tax year-end of December 31, 2003, net realized foreign currency gains/losses will be reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

              F. EXPENSES PAID INDIRECTLY - Through fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the six-month period ended June 30, 2003, these fee-offset arrangements did not impact the Fund's expenses.

              G. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND

JUNE 30, 2003 (UNAUDITED)

         million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the six-month period ended June 30, 2003.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of December 31, 2003, in accordance with applicable tax laws.

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND

JUNE 30, 2003 (UNAUDITED)

         the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At December 31, 2002, the Fund had capital loss carryovers of $11,037,000 for federal income tax purposes, which will expire between 2010 and 2011. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended June 30, 2003, were $10,805,000 and $253,000, respectively.

         At June 30, 2003, the cost of securities for federal income tax purposes was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of June 30, 2003, were $6,982,000 and $23,241,000, respectively, resulting in net unrealized depreciation of $16,259,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. ADVISORY FEES - The Manager carries out the Fund's investment policies and provides oversight of the management of the Fund's assets managed by a subadviser. The Fund's advisory fees are accrued daily and paid monthly at an annualized rate of 0.20% of the Fund's average net assets. For the six-month period ended June 30, 2003, the Fund incurred advisory fees, paid or payable to the Manager, of $63,000.

              B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with Barclays, under which

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND

JUNE 30, 2003 (UNAUDITED)

                 Barclays directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays Barclays a subadvisory fee.

              C. ADMINISTRATIVE FEES - The Manager provides services related to the administration and operation of the Fund. The Fund's administrative fees are computed at an annualized rate of 0.35% of the Fund's average net assets, accrued daily and paid monthly. For the six-month period ended June 30, 2003, the Fund incurred administrative fees, paid or payable to the Manager, of $110,000.

              D. EXPENSE LIMITATIONS - Effective May 1, 2003, the Manager has
                 voluntarily agreed to limit the annual expenses of the Fund to 1.00% of its annual average net assets, excluding the effect of any fee-offset arrangements, and will reimburse the Fund for all expenses in excess of that amount. This agreement can be modified or terminated at any time. Prior to May 1, 2003, the expense limitation was 0.85% of the Fund's annual average net assets. For the six-month period ended June 30, 2003, the Fund incurred reimbursable expenses of $115,000. In subsequent years, the Manager may recover all or a portion of these reimbursed amounts from the Fund, provided that such recovery is made not later than three years from the Fund's inception date of October 27, 2000, and provided that the additional amount paid by the Fund, together with all other expenses of the Fund, in the aggregate, would not cause the Fund's expense ratio in any of the three years to exceed 0.85% of the Fund's annual average net assets. The carryover of excess expenses potentially reimbursable to the Manager but not recorded as a liability as of June 30, 2003, was $806,000.

              E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager,

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND

JUNE 30, 2003 (UNAUDITED)

                 provides transfer agent services to the Fund based on an annual charge of $26 per shareholder account plus out-of-pocket expenses. For the six-month period ended June 30, 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $127,000.

              F. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) FUTURES CONTRACTS
--------------------------------------------------------------------------------

         A summary of obligations under these financial instruments at June 30, 2003, is as follows:

                                                                                    MARKET         UNREALIZED
         TYPE OF FUTURE              EXPIRATION         CONTRACTS     POSITION       VALUE        DEPRECIATION
         ------------------------------------------------------------------------------------------------------
         Nasdaq-100
           Index Futures         September 18, 2003        21           Long      $2,530,000        $(71,000)
         Nasdaq-100
           Mini Index Futures    September 19, 2003         3           Long          72,000          (1,000)
         --------------------                              --                     ----------        --------
            Total                                          24                     $2,602,000        $(72,000)

         At June 30, 2003, the Fund segregated securities with a value of $920,000 to cover margin requirements on open futures contracts.

(7) REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------

         The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are secured by obligations backed by the full faith and credit of the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the resale price of the repurchase agreement and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND

JUNE 30, 2003 (UNAUDITED)

         Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND

JUNE 30, 2003 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

         Per share operating performance for a share outstanding throughout each period is as follows:

                                                    SIX-MONTH
                                                   PERIOD ENDED                  YEARS ENDED              PERIOD ENDED
                                                     JUNE 30,                    DECEMBER 31,             DECEMBER 31,
                                                   -------------------------------------------------------------------
                                                       2003                2002                2001               2000*
                                                   -------------------------------------------------------------------
Net asset value at beginning of period              $  3.13             $  5.05             $  7.57            $ 10.00
                                                   -------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)                        (.01)(a)            (.02)(a)            (.02)(a)            .01(a)
   Net realized and unrealized gain (loss)
     on investments and futures transactions            .68(a)            (1.90)(a)           (2.50)(a)          (2.44)(a)
                                                   -------------------------------------------------------------------
Total from investment operations                        .67(a)            (1.92)(a)           (2.52)(a)          (2.43)(a)
                                                   -------------------------------------------------------------------
Net asset value at end of period                    $  3.80             $  3.13             $  5.05            $  7.57
                                                   ===================================================================
Total return (%)                                      21.41              (38.02)             (33.48)            (24.20)
Net assets at end of period (000)                   $78,148             $52,878             $58,925            $28,667
Ratio of expenses to average net assets (%)**           .91(b,c,d)          .85(c)              .85(c)             .85(b)
Ratio of expenses to average net assets,
  excluding reimbursements (%)**                       1.27(b,c)           1.37(c)             1.61(c)            2.56(b)
Ratio of net investment income (loss) to
  average net assets (%)**                             (.69)(b)            (.66)               (.37)               .37(b)
Portfolio turnover (%)                                  .41               11.01               17.98               3.58

  * Fund commenced operations October 27, 2000.
 ** For the six-month period ended June 30, 2003, average net assets were $63,375,000.
(a) Calculated using average shares. For the six-month period ended
    June 30, 2003, average shares were 18,435,000.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total expenses excluding any fee-offset arrangements, which had no impact on these ratios.
(d) Effective May 1, 2003, the Manager voluntarily agreed to limit the Fund expenses, excluding any fee-offset arrangements, to 1.00% of the Fund's average net assets. Prior to May 1, 2003, the expense limitation was 0.85% of the Fund's average net assets.

28

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

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           _____________________________________________________________________

            DIRECTORS        Robert G. Davis, CHAIRMAN OF THE BOARD
                             Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

  INVESTMENT ADVISER,        USAA Investment Management Company
         UNDERWRITER,        P.O. Box 659453
      AND DISTRIBUTOR        San Antonio, Texas 78265-9825

       TRANSFER AGENT        USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

            CUSTODIAN        State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

  INDEPENDENT AUDITOR        Ernst & Young LLP
                             100 West Houston St., Suite 1900
                             San Antonio, TX 78205

            TELEPHONE        Call toll free - Central time
     ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL        1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT        For account servicing, exchanges,
         MUTUAL FUNDS        or redemptions
                             1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL        24-hour service (from any phone)
    FUND PRICE QUOTES        1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND        (from touch-tone phones only)
    USAA TOUCHLINE(R)        For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                 Recycled
                                                                   Paper

--------------------------------------------------------------------------------

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

37758-0803                                   (C)2003, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

Item is not required for a semiannual report.




ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not required for a semiannual report.




ITEM 4-8.  (RESERVED)




ITEM 9.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.